Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000064595
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class A
Trading Symbol	TOLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.26%

Gross expense ratio as of the latest prospectus: 1.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
AssetsNet	$ 814,721,576
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,685,749
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	814,721,576
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	3,685,749

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Utilities	44%
Energy	27%
Industrials	12%
Real Estate	12%
Communication Services	4%
Total	99%

C000064596
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class C
Trading Symbol	TOLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.01%

Gross expense ratio as of the latest prospectus: 2.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.01%
AssetsNet	$ 814,721,576
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,685,749
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	814,721,576
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	3,685,749

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Utilities	44%
Energy	27%
Industrials	12%
Real Estate	12%
Communication Services	4%
Total	99%

C000148174
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	TOLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	1.01%

Gross expense ratio as of the latest prospectus: 1.04%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
AssetsNet	$ 814,721,576
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,685,749
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	814,721,576
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	3,685,749

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Utilities	44%
Energy	27%
Industrials	12%
Real Estate	12%
Communication Services	4%
Total	99%

C000064597
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class S
Trading Symbol	TOLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$55	1.11%

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 814,721,576
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,685,749
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	814,721,576
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	3,685,749

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Utilities	44%
Energy	27%
Industrials	12%
Real Estate	12%
Communication Services	4%
Total	99%

C000064598
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	TOLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	1.01%

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
AssetsNet	$ 814,721,576
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,685,749
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	814,721,576
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	3,685,749

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Utilities	44%
Energy	27%
Industrials	12%
Real Estate	12%
Communication Services	4%
Total	99%